Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of components of income before tax

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
(Loss)/income before tax:
(Loss)/income from PRC entities	(633,366)	53,359	(19,132)
Income from overseas entities	13,216	56,919	57,342
Total (loss)/income before tax	(620,150)	110,278	38,210

Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Difference in tax rates of subsidiaries outside PRC	—	—	(11)%
Effect of permanent differences	(6)%	3%	37%
Research and development super deduction	3%	(18)%	(35)%
Non-taxable income	1%	(12)%	(26)%
Change in estimates for uncertain tax positions	(34)%	16%	81%
Others	(3)%	9%	(7)%
Change in valuation allowance	(4)%	(3)%	71%
Effect tax rate	(18)%	20%	135%

Schedule of the current and deferred portions of income tax expense

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income tax expense applicable to PRC entities
Current income tax expense	179,907	8,839	31,962
Deferred income tax expense	(69,304)	12,695	19,782
Subtotal income tax expense appliable to PRC entities	110,603	21,534	51,744
Current and deferred income tax expense applicable to overseas entities	—	—	—
Income tax expense, net	110,603	21,534	51,744

Schedule of significant components of deferred tax assets and liabilities

	As of
	December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Commissions and entry fees for which invoices have not been collected	2,162	3,761
Accrued salary and welfare payable	19,517	22,197
Accrued expenses	4,597	950
Property, equipment and software, net	1,937	2,418
Inventory write-downs	1,163	126
Net operating loss carry-forwards	122,302	122,479
Others	37,463	44,360
Less: Valuation allowances	(72,365)	(99,849)
Total deferred tax assets	116,776	96,442

Deferred tax liabilities
Accrued service revenue (a)	(93,588)	(93,618)
Capitalized software development costs	(1,023)	(442)
Total deferred tax liabilities	(94,611)	(94,060)
Deferred tax assets, net,	22,165	2,382

Note (a) — Deferred tax liabilities were provided for the unbilled service fee charged to VIEs by WFOEs pursuant to the exclusive business cooperation agreement entered into between VIEs and WFOEs as discussed in Note 1(b).

Summary of net operating loss carry forwards from PRC

As of December 31, 2024, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2025	637
2026	179,583
2027	121,201
2028	267,455
2029	50,524
2031	17,408
2032	14,029
2033	7,688
2034	13,374
671,899

Summary of movement of valuation allowance

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	48,860	75,461	72,365
Additions	26,601	(3,096)	27,484
Balance at the end of the year	75,461	72,365	99,849

Summary of unrecognized tax benefit

	Year Ended December 31,
	2022	2023	2024
		RMB	RMB
Balance at the beginning of the year	—	179,490	188,687
Tax positions related to current year:
Additions	179,490	—	—
Tax positions related to prior year:
Additions	—	18,163	30,897
Reductions	—	(8,966)	(231)
Balance at the end of the year	179,490	188,687	219,353